Filed pursuant to Rule 497(e).
                                              File Nos. 33-46479 and 811-06602

Supplement Dated October 12, 2005 to the
Prospectus Dated November 1, 2004


                       THE PREFERRED GROUP OF MUTUAL FUNDS

                                 1-800-662-4769
                                  P.O. Box 8320
                              Boston, MA 02266-8320
                             www.PreferredGroup.com


     Caterpillar Inc. ("Caterpillar"), the parent company of Caterpillar Investment Management Ltd., the Funds' investment adviser ("CIML"), has announced that it has made a strategic business decision to exit the investment management business. In connection with this decision, Caterpillar also announced that it will review and select new investment options to replace the Funds for the retirement and investment plans that Caterpillar offers its employees (the "Caterpillar Plans"). Caterpillar announced that it expects such exit of the investment management business to be completed within one year.

     In order to minimize any possible impact on the Funds of this announcement, CIML has agreed to waive its compensation (and, to the extent necessary, CIML and Caterpillar have agreed to bear other expenses of a Fund) to the extent that total annual fund operating expenses of a Fund would exceed the following annual rates (representing the average total expense ratio of each Fund for its most recently completed fiscal year):

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                               Fund                                                        Rate
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Preferred International Growth Fund                                                       1.54%

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Preferred International Value Fund                                                        0.99%

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Preferred Small Cap Growth Fund                                                           1.28%

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Preferred Mid Cap Growth Fund                                                             1.28%

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Preferred Large Cap Growth Fund                                                           0.94%

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Preferred Value Fund                                                                      1.12%

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Preferred Asset Allocation Fund                                                           0.98%

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Preferred Fixed Income Fund                                                               0.68%

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Preferred Short-Term Government Securities Fund                                           0.50%

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Preferred Money Market Fund                                                               0.50%
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

     As noted in the table below, the Caterpillar Plans, together with various Caterpillar affiliates, hold a substantial portion of each Fund as of September 30, 2005.

-------------------------------------------------------------------- -------------------------------------------------
                               Fund                                              Percentage of the Fund
-------------------------------------------------------------------- -------------------------------------------------
Preferred International Growth Fund                                                        94.19%

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Preferred International Value Fund                                                         25.11%

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Preferred Small Cap Growth Fund                                                            85.54%

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Preferred Mid Cap Growth Fund                                                              92.73%

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Preferred Large Cap Growth Fund                                                            76.20%

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Preferred Value Fund                                                                       77.46%

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Preferred Asset Allocation Fund                                                            75.80%

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Preferred Fixed Income Fund                                                                47.76%

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Preferred Short-Term Government Securities Fund                                            33.24%

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Preferred Money Market Fund                                                                79.10%
-------------------------------------------------------------------- -------------------------------------------------


     To the extent the Caterpillar Plans or other investors redeem more that $250,000, or 1% of a Fund's net assets, in any 90-day period, the Fund may, at its discretion, pay the lesser of those two figures in cash with the remainder paid in securities of the Fund. To the extent that investments in a Fund are redeemed in cash, the Fund will incur brokerage and other transaction costs, for which Caterpillar has agreed to indemnify the Funds to the extent such costs are associated with redemptions in excess of the average monthly redemptions of each Fund over the twelve calendar months prior to October 1, 2005 (with certain adjustments based on a Fund's net assets).

     The Trustees of the Funds are in the process of analyzing potential options for each Fund in light of these developments, which could include retaining a new investment adviser, merging a Fund with a similar fund or liquidating one or more Funds. Caterpillar has agreed, in the event that the Trustees decide to liquidate a Fund, to bear all reasonable costs of any agent(s) retained to assist in any termination/liquidation of the Trust or any Fund, and any reasonable fees of counsel incurred in connection with any such termination/liquidation, as a result of, arising out of or directly or indirectly relating to the exit.